Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-SUSTK-0225-104 1.9880531.104	February 7, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
ARRS-SUSTK-0225-107 1.9880532.107	February 7, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund.
Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
RRS-K6-SUSTK-0225-103 1.9900307.103	February 7, 2025